Note 23 (Tables)	12 Months Ended
Dec. 31, 2025
Assets and Liabilities under reinsurance and insurance contracts [Abstract]
Liabilities under Insurance and Reinsurance Contracts [Table Text Block]
The heading “Liabilities under insurance and reinsurance contracts” in the consolidated balance sheets includes the liabilities recorded under insurance contracts of the consolidated insurance entities in accordance with IFRS 17 (see Note 2.2.8). The breakdown of the balance of this heading as of December 31, 2025, 2024 and 2023 is as follows:

LIABILITIES UNDER INSURANCE AND REINSURANCE CONTRACTS (MILLIONS OF EUROS)

	2025	2024	2023
Insurances	12,760	10,981	12,110
Liabilities for remaining coverage	11,456	9,835	10,900
Estimates of the present value of cash flows	9,950	8,462	9,516
Risk adjustment	142	150	171
Cost service margin	1,364	1,224	1,213
Liabilities for incurred claims	1,304	1,146	1,210
Estimates of the present value of cash flows	1,282	1,129	1,191
Risk adjustment	22	17	19
Reinsurance	—	—	—
Total	12,760	10,981	12,110

Liaiblities under insurance and reinsurance contracts by type of product [Table Text Block]
In addition, the breakdown of “Liabilities under insurance and reinsurance contracts” in the consolidated balance sheets by type of product as of December 31, 2025, 2024 and 2023, excluding insurance contracts valued following the Simplified Model, is shown in the table below:

LIABILITIES UNDER INSURANCE AND REINSURANCE CONTRACTS BY TYPE OF PRODUCT (MILLIONS OF EUROS)

	2025	2024	2023
Liabilities for remaining coverage	11,456	9,835	10,900
Life insurance	11,141	9,555	10,657
Individuals life insurance ⁽¹⁾	9,433	7,643	8,900
Group insurance ⁽²⁾	1,708	1,912	1,757
Non-life insurance	315	280	243
Liabilities for incurred claims	1,304	1,146	1,210
Total	12,760	10,981	12,110
(1) Provides coverage in the event of death, disability and serious illness.
(2) The insurance policies purchased by employers (other than BBVA Group) on behalf of their employees.

Variation in liabilities under Insurance and Reinsurance Contracts analyzed by liabilities for the remaining coverage and liabilities for incurred claims [Table Text Block]
The variation in liabilities under insurance and reinsurance contracts analyzed by liability for the remaining coverage and liability for incurred claims for the years 2025, 2024 and 2023 is shown below:

VARIATION IN LIABILITIES UNDER INSURANCE AND REINSURANCE CONTRACTS ANALYZED BY LIABILITIES FOR THE REMAINING COVERAGE AND THE LIABILITIES FOR INCURRED CLAIMS. DECEMBER 2025 (MILLIONS OF EUROS)

	Liability for remaining coverage	Liability for incurred claims	Total

Initial balance	9,835	1,146	10,981
Result from insurance service	(3,432)	1,908	(1,524)
Insurance revenue	(3,627)	—	(3,627)
Insurance expense	195	1,908	2,103
Financial income/ expenses from insurance contracts	1,355	11	1,366
Exchange differences	294	23	317
Cash flows	3,404	(1,784)	1,620
Final balance	11,456	1,304	12,760

VARIATION IN LIABILITIES UNDER INSURANCE AND REINSURANCE CONTRACTS ANALYZED BY LIABILITIES FOR THE REMAINING COVERAGE AND THE LIABILITIES FOR INCURRED CLAIMS. DECEMBER 2024 (MILLIONS OF EUROS)

	Liability for remaining coverage	Liability for incurred claims	Total

Initial balance	10,900	1,210	12,110
Result from insurance service	(3,371)	1,862	(1,509)
Insurance revenue	(3,494)	—	(3,494)
Insurance expense	124	1,862	1,985
Financial income/ expenses from insurance contracts	(407)	12	(395)
Exchange differences	(657)	(110)	(767)
Cash flows	3,370	(1,828)	1,542
Final balance	9,835	1,146	10,981

VARIATION IN LIABILITIES UNDER INSURANCE AND REINSURANCE CONTRACTS ANALYZED BY LIABILITIES FOR THE REMAINING COVERAGE AND THE LIABILITIES FOR INCURRED CLAIMS. DECEMBER 2023 (MILLIONS OF EUROS)

	Liability for remaining coverage	Liability for incurred claims	Total

Initial balance	9,157	974	10,131
Result from insurance service	(2,822)	1,532	(1,289)
Insurance revenue	(2,897)	—	(2,897)
Insurance expense	75	1,532	1,607
Financial income/ expenses from insurance contracts	563	1	564
Exchange differences	1,008	59	1,067
Cash flows	2,994	(1,357)	1,637
Final balance	10,900	1,210	12,110

Variation in liabilities under Insurance and Reinsurance contracts by valuation components [Table Text Block]
The variation of liabilities under insurance and reinsurance contracts, distinguishing between their different valuation components, excluding contracts valued under the Simplified Model, for the years 2025, 2024 and 2023 is shown below:

VARIATION IN LIABILITIES UNDER INSURANCE AND REINSURANCE CONTRACTS ANALYZED BY VALUATION COMPONENT. DECEMBER 2025 (MILLIONS OF EUROS)

	Estimated present value of future cash flows	Risk adjustment	Contractual service margin	Total
Initial balance	8,710	150	1,224	10,084
Insurance service result	(806)	(19)	60	(765)
Changes that relate to current services	(974)	(33)	(285)	(1,293)
Changes that relate to future services	(623)	15	346	(262)
Changes that relate to past services	791	—	—	791
Financial income/ expenses from insurance contracts	1,305	13	50	1,368
Exchange rate differences	280	(1)	29	308
Cash flows	746	—	—	746
Final balance	10,235	143	1,363	11,742

VARIATION IN LIABILITIES UNDER INSURANCE AND REINSURANCE CONTRACTS ANALYZED BY VALUATION COMPONENT. DECEMBER 2024 (MILLIONS OF EUROS)

	Estimated present value of future cash flows	Risk adjustment	Contractual service margin	Total
Initial balance	9,738	167	1,213	11,118
Insurance service result	(345)	(17)	44	(318)
Changes that relate to current services	(969)	(29)	(270)	(1,267)
Changes that relate to future services	(350)	12	314	(24)
Changes that relate to past services	974	—	—	974
Financial income/ expenses from insurance contracts	(457)	3	49	(406)
Exchange rate differences	(636)	(3)	(82)	(721)
Cash flows	411	—	—	411
Final balance	8,710	150	1,224	10,084

VARIATION IN LIABILITIES UNDER INSURANCE AND REINSURANCE CONTRACTS ANALYZED BY VALUATION COMPONENT. DECEMBER 2023 (MILLIONS OF EUROS)

	Estimated present value of future cash flows	Risk adjustment	Contractual service margin	Total
Initial balance	8,056	150	1,097	9,303
Insurance service result	(384)	—	(23)	(406)
Changes that relate to current services	(749)	(26)	(185)	(960)
Changes that relate to future services	(189)	26	163	—
Changes that relate to past services	554	—	—	554
Financial income/ expenses from insurance contracts	508	11	45	564
Exchange rate differences	935	6	94	1,035
Cash flows	623	—	—	623
Final balance	9,738	167	1,213	11,118

Maturity of liabilities under insurance and reinsurance contracts [Table Text Block]
The maturity of “Liabilities under insurance and reinsurance contracts” is as follows:

MATURITY OF THE LIABILITIES UNDER INSURANCE AND REINSURANCE CONTRACTS (MILLIONS OF EUROS)

	Up to 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
2025	666	89	1,709	10,296	12,760
2024	1,556	319	720	8,387	10,981
2023	1,356	962	2,425	7,367	12,110